CREDIT FACILITIES (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Feb. 19, 2025 USD ($)	Feb. 19, 2025 SGD ($)
Trade Financing Facility 2025 [Member]
Line of Credit Facility [Line Items]
Line of credit available			$ 2,314,000	$ 3,000,000
Line of credit remaining borrowing capacity	$ 2,024,810	$ 2,624,558
Trade Financing Facility 2024 [Member]
Line of Credit Facility [Line Items]
Line of credit remaining borrowing capacity	$ 7,127,003	$ 9,238,021